Annual Total Returns - FidelityEquity-IncomeFund-KPRO - FidelityEquity-IncomeFund-KPRO - Fidelity Equity-Income Fund - Fidelity Equity-Income Fund - Class K	Apr. 01, 2025
Bar Chart Table:
Annual Return 2015	(3.41%)
Annual Return 2016	17.52%
Annual Return 2017	13.47%
Annual Return 2018	(8.33%)
Annual Return 2019	28.02%
Annual Return 2020	6.87%
Annual Return 2021	24.51%
Annual Return 2022	(5.00%)
Annual Return 2023	10.70%
Annual Return 2024	15.37%